Trade Accounts Receivable - Disclosure of Credit Risk Exposure - Individual Customers [Member] (Detail) - Trade receivables [member] - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Financial assets	S/ 1,167,121	S/ 1,044,521	S/ 906,634
Current (not past due) [member]
Disclosure of credit risk exposure [line items]
Financial assets	468,493	451,002	449,923
1 - 90 days past due [member]
Disclosure of credit risk exposure [line items]
Financial assets	275,933	262,668	255,084
91 - 180 days past due [member]
Disclosure of credit risk exposure [line items]
Financial assets	117,199	134,614	59,812
181 - 360 days past due [member]
Disclosure of credit risk exposure [line items]
Financial assets	120,982	98,258	74,764
More than 360 days past due [member]
Disclosure of credit risk exposure [line items]
Financial assets	184,514	97,979	67,051
Individual Customers [Member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial assets	58,887	48,982	35,930
Individual Customers [Member] | Loss allowance [member]
Disclosure of credit risk exposure [line items]
Financial assets	S/ 20,921	S/ 19,266	S/ 13,575
Individual Customers [Member] | Current (not past due) [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	1.17%	1.37%	2.95%
Individual Customers [Member] | Current (not past due) [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial assets	S/ 15,780	S/ 14,237	S/ 10,665
Individual Customers [Member] | Current (not past due) [member] | Loss allowance [member]
Disclosure of credit risk exposure [line items]
Financial assets	S/ 184	S/ 195	S/ 315
Individual Customers [Member] | 1 - 90 days past due [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	12.66%	7.22%	5.10%
Individual Customers [Member] | 1 - 90 days past due [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial assets	S/ 12,347	S/ 8,063	S/ 3,844
Individual Customers [Member] | 1 - 90 days past due [member] | Loss allowance [member]
Disclosure of credit risk exposure [line items]
Financial assets	S/ 1,563	S/ 582	S/ 196
Individual Customers [Member] | 91 - 180 days past due [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	34.97%	42.50%	11.76%
Individual Customers [Member] | 91 - 180 days past due [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial assets	S/ 4,318	S/ 2,135	S/ 1,616
Individual Customers [Member] | 91 - 180 days past due [member] | Loss allowance [member]
Disclosure of credit risk exposure [line items]
Financial assets	S/ 1,510	S/ 907	S/ 190
Individual Customers [Member] | 181 - 360 days past due [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	30.51%	36.56%	23.42%
Individual Customers [Member] | 181 - 360 days past due [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial assets	S/ 5,572	S/ 4,029	S/ 3,237
Individual Customers [Member] | 181 - 360 days past due [member] | Loss allowance [member]
Disclosure of credit risk exposure [line items]
Financial assets	S/ 1,700	S/ 1,473	S/ 758
Individual Customers [Member] | More than 360 days past due [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	76.49%	78.51%	73.13%
Individual Customers [Member] | More than 360 days past due [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial assets	S/ 20,870	S/ 20,518	S/ 16,568
Individual Customers [Member] | More than 360 days past due [member] | Loss allowance [member]
Disclosure of credit risk exposure [line items]
Financial assets	S/ 15,964	S/ 16,109	S/ 12,116